Curian/Ashmore Emerging Market Small Cap Equity Fund Summary (Curian/Ashmore Emerging Market Small Cap Equity Fund)	0 Months Ended
Apr. 25, 2013
Curian/Ashmore Emerging Market Small Cap Equity Fund
Prospectus [Line Items]
Supplement [Text Block]	Please delete all references to Ashmore EMM, L.L.C. and replace them with Ashmore Equity Investment Management (US) LLC.